QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

COMMON STOCKS — 99.8%	Shares	Fair Value
Communications — 11.6%
AppLovin Corporation, Class A(a)	3,282	$ 1,212,994
DoorDash, Inc., Class A(a)	2,687	507,386
Meta Platforms, Inc., Class A	3,195	2,201,931
Netflix, Inc.(a)	1,166	1,138,902
Spotify Technology S.A.(a)	1,169	641,255
		5,702,468
Consumer Discretionary — 14.9%
Axon Enterprise, Inc.(a)	1,244	811,312
Builders FirstSource, Inc.(a)	3,215	537,805
Deckers Outdoor Corporation(a)	3,032	537,756
MercadoLibre, Inc.(a)	591	1,136,014
Royal Caribbean Cruises Ltd.	1,908	508,673
Tesla, Inc.(a)	9,400	3,803,240
		7,334,800
Energy — 1.5%
Targa Resources Corporation	3,852	758,074

Financials — 12.1%
Apollo Global Management, Inc.	6,348	1,085,381
Blackstone, Inc.	6,966	1,233,748
FTAI Aviation Ltd.	3,034	305,008
Interactive Brokers Group, Inc., Class A	2,797	608,180
KKR & Company, Inc.	8,333	1,392,194
Progressive Corporation (The)	5,311	1,308,843
		5,933,354
Health Care — 4.3%
Eli Lilly & Company	1,906	1,545,918
Natera, Inc.(a)	3,241	573,398
		2,119,316
Industrials — 12.9%
Cintas Corporation	5,105	1,023,910
Comfort Systems USA, Inc.	1,042	455,094
EMCOR Group, Inc.	1,130	506,307
GE Vernova, LLC	1,596	595,116
Quanta Services, Inc.	1,260	387,589
Trane Technologies PLC	2,675	970,357
United Rentals, Inc.	1,058	802,028
Veritiv Holdings Company	6,316	739,098
WW Grainger, Inc.	393	417,629
XPO, Inc.(a)	3,385	452,473
		6,349,601
Real Estate — 1.3%
Texas Pacific Land Corporation - REIT	508	658,962

Technology — 37.0%+
Advanced Micro Devices, Inc.(a)	6,445	747,298
Arista Networks Inc(a)	5,989	690,112
Broadcom, Inc.	15,002	3,319,493
Cadence Design Systems, Inc.(a)	1,722	512,502
Coinbase Global, Inc., Class A(a)	1,621	472,246
Crowdstrike Holdings, Inc.(a)	1,482	589,940
Fair Isaac Corporation(a)	383	717,573
Fortinet, Inc.(a)	9,785	987,111

(Unaudited) (Continued)
COMMON STOCKS — 99.8% - (continued)	Shares	Fair Value
Technology — 37.0%+ - continued
KLA Corporation	831	$ 613,477
MicroStrategy, Inc., Class A(a)	3,039	1,017,427
Motorola Solutions, Inc.	1,087	510,075
NVIDIA Corporation	31,515	3,784,005
Palantir Technologies, Inc., Class A(a)	9,196	758,578
Palo Alto Networks, Inc.(a)	3,384	624,077
ServiceNow, Inc.(a)	1,488	1,515,349
Shopify, Inc.(a)	11,491	1,342,149
		18,201,412
Utilities — 4.2%
Constellation Energy Corporation	2,082	624,558
NRG Energy, Inc.	5,345	547,542
Vistra Corporation	5,448	915,428
		2,087,528

Total Common Stocks (Cost $43,839,088)		49,145,515

Total Investments — 99.8% (Cost $43,839,088)		49,145,515

Other Assets in Excess of Liabilities — 0.2%		88,155

TOTAL NET ASSETS — 100.0%		$ 49,233,670

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.